Securities (Details 1) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	$ 312,241	$ 357,053
Available-for-sale Securities, Gross Unrealized Gains	6,102	5,616
Available-for-sale Securities, Gross Unrealized Losses	2,025	2,304
Available-for-sale securities, fair value	316,318	360,365
Held-to-maturity Securities, Amortized Cost	18	25
Held-to-maturity Securities, Gross unrealized gains	2	2
Held-to-maturity Securities, Gross unrealized losses	0	0
Held-to-maturity Securities, Fair Value	20	27
Equity Securities [Member]
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	1,894	2,518
Available-for-sale Securities, Gross Unrealized Gains	163	185
Available-for-sale Securities, Gross Unrealized Losses	6	4
Available-for-sale securities, fair value	2,051	2,699
Debt Securities [Member]
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	310,347	354,535
Available-for-sale Securities, Gross Unrealized Gains	5,939	5,431
Available-for-sale Securities, Gross Unrealized Losses	2,019	2,300
Available-for-sale securities, fair value	314,267	357,666
Mortgage-backed securities [Member]
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	171,795	185,869
Available-for-sale Securities, Gross Unrealized Gains	4,032	2,960
Available-for-sale Securities, Gross Unrealized Losses	973	1,543
Available-for-sale securities, fair value	174,854	187,286
US Government Corporations and Agencies Securities [Member]
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	117,364	166,094
Available-for-sale Securities, Gross Unrealized Gains	3,159	2,412
Available-for-sale Securities, Gross Unrealized Losses	297	608
Available-for-sale securities, fair value	120,226	167,898
Commercial and other [Member]
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	5,169	4,521
Available-for-sale Securities, Gross Unrealized Gains	502	132
Available-for-sale Securities, Gross Unrealized Losses	17	63
Available-for-sale securities, fair value	5,654	4,590
Prime and Alt A [Member]
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	2,173	5,234
Available-for-sale Securities, Gross Unrealized Gains	81	96
Available-for-sale Securities, Gross Unrealized Losses	250	807
Available-for-sale securities, fair value	2,004	4,523
Subprime (Member)
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	0	17
Available-for-sale Securities, Gross Unrealized Gains	0	0
Available-for-sale Securities, Gross Unrealized Losses	0	0
Available-for-sale securities, fair value	0	17
Non U S (Member)
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	47,089	10,003
Available-for-sale Securities, Gross Unrealized Gains	290	320
Available-for-sale Securities, Gross Unrealized Losses	409	65
Available-for-sale securities, fair value	46,970	10,258
U.S. Treasury and government agencies [Member]
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	11,258	30,044
Available-for-sale Securities, Gross Unrealized Gains	118	88
Available-for-sale Securities, Gross Unrealized Losses	28	135
Available-for-sale securities, fair value	11,348	29,997
Obligations of U.S. states and municipalities [Member]
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	11,732	6,270
Available-for-sale Securities, Gross Unrealized Gains	165	292
Available-for-sale Securities, Gross Unrealized Losses	338	25
Available-for-sale securities, fair value	11,559	6,537
Certificates of Deposit [Member]
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	3,648	2,649
Available-for-sale Securities, Gross Unrealized Gains	1	1
Available-for-sale Securities, Gross Unrealized Losses	2	0
Available-for-sale securities, fair value	3,647	2,650
Non-U.S. government debt securities [Member]
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	20,614	24,320
Available-for-sale Securities, Gross Unrealized Gains	191	234
Available-for-sale Securities, Gross Unrealized Losses	28	51
Available-for-sale securities, fair value	20,777	24,503
Corporate Debt Securities [Member]
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	61,718	61,226
Available-for-sale Securities, Gross Unrealized Gains	495	812
Available-for-sale Securities, Gross Unrealized Losses	419	30
Available-for-sale securities, fair value	61,794	62,008
Credit card receivables, Asset Backed Securities [Member]
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	7,278	25,266
Available-for-sale Securities, Gross Unrealized Gains	335	502
Available-for-sale Securities, Gross Unrealized Losses	5	26
Available-for-sale securities, fair value	7,608	25,742
Collateralized debt obligations, Asset Backed Securities [Member]
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	13,336	12,172
Available-for-sale Securities, Gross Unrealized Gains	472	413
Available-for-sale Securities, Gross Unrealized Losses	210	436
Available-for-sale securities, fair value	13,598	12,149
Other, Debt Securities [Member]
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	8,968	6,719
Available-for-sale Securities, Gross Unrealized Gains	130	129
Available-for-sale Securities, Gross Unrealized Losses	16	54
Available-for-sale securities, fair value	$ 9,082	$ 6,794